Share-Based Payments - Summary of Valuations of Options Approved and Granted (Details) - $ / shares	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price			$ 0.02
Series 43b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date	14-May-20
Exercise Price	$ 1.87
Share price at acceptance date	$ 3.55
Expected share price volatility	60.39%
Expected life after factoring	4 years 6 months
Dividend yield	0.00%
Risk-free interest rate	0.37%
Series 48
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date	04-Apr-19
Exercise Price	$ 1.48
Share price at acceptance date	$ 1.49
Expected share price volatility	54.22%
Expected life after factoring	6 years 1 month 6 days
Dividend yield	0.00%
Risk-free interest rate	1.50%
Series 49
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date	17-Sep-19
Exercise Price	$ 1.62
Share price at acceptance date	$ 1.93
Expected share price volatility	54.10%
Expected life after factoring	6 years 1 month 6 days
Dividend yield	0.00%
Risk-free interest rate	0.89%
Series 49a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date	15-Mar-20
Exercise Price	$ 1.47
Share price at acceptance date	$ 1.87
Expected share price volatility	55.48%
Expected life after factoring	5 years 9 months 18 days
Dividend yield	0.00%
Risk-free interest rate	0.56%
Series 49a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date	17-Dec-19
Exercise Price	$ 1.47
Share price at acceptance date	$ 1.93
Expected share price volatility	53.65%
Expected life after factoring	5 years 10 months 24 days
Dividend yield	0.00%
Risk-free interest rate	0.82%
Series 49b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date	27-Nov-19
Exercise Price	$ 1.47
Share price at acceptance date	$ 1.83
Expected share price volatility	53.85%
Expected life after factoring	6 years 3 months 18 days
Dividend yield	0.00%
Risk-free interest rate	0.73%
Series 49c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date	27-Nov-19
Exercise Price	$ 1.47
Share price at acceptance date	$ 1.83
Expected share price volatility	53.85%
Expected life after factoring	6 years 3 months 18 days
Dividend yield	0.00%
Risk-free interest rate	0.73%
Series 50
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date	13-Sep-19
Exercise Price	$ 1.47
Share price at acceptance date	$ 1.88
Expected share price volatility	54.02%
Expected life after factoring	6 years 1 month 6 days
Dividend yield	0.00%
Risk-free interest rate	0.93%
Series 50a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date	16-Sep-19
Exercise Price	$ 1.47
Share price at acceptance date	$ 2.03
Expected share price volatility	54.21%
Expected life after factoring	6 years 1 month 6 days
Dividend yield	0.00%
Risk-free interest rate	0.95%
Series 51
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date	28-Mar-20
Exercise Price	$ 1.47
Share price at acceptance date	$ 1.17
Expected share price volatility	55.60%
Expected life after factoring	5 years 8 months 12 days
Dividend yield	0.00%
Risk-free interest rate	0.45%
Series 52
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date	17-Dec-19
Exercise Price	$ 1.62
Share price at acceptance date	$ 1.93
Expected share price volatility	53.65%
Expected life after factoring	6 years
Dividend yield	0.00%
Risk-free interest rate	0.82%
Series 53
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date	26-Mar-20
Exercise Price	$ 1.47
Share price at acceptance date	$ 1.17
Expected share price volatility	58.30%
Expected life after factoring	5 years 9 months 18 days
Dividend yield	0.00%
Risk-free interest rate	0.47%
Series 54
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date	28-Jan-20
Exercise Price	$ 1.98
Share price at acceptance date	$ 2.86
Expected share price volatility	56.63%
Expected life after factoring	6 years 1 month 6 days
Dividend yield	0.00%
Risk-free interest rate	0.71%
Series 55
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date	29-May-19
Exercise Price	$ 1.48
Share price at acceptance date	$ 1.48
Expected share price volatility	53.98%
Expected life after factoring	6 years 3 months 18 days
Dividend yield	0.00%
Risk-free interest rate	1.18%
Series 56
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date	27-Nov-19
Exercise Price	$ 1.83
Share price at acceptance date	$ 1.83
Expected share price volatility	53.80%
Expected life after factoring	6 years 3 months 18 days
Dividend yield	0.00%
Risk-free interest rate	0.73%
Series 57
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date	25-Nov-19
Exercise Price	$ 1.80
Share price at acceptance date	$ 1.80
Expected share price volatility	53.82%
Expected life after factoring	6 years 3 months 18 days
Dividend yield	0.00%
Risk-free interest rate	0.82%
Series 58
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date	10-Apr-20
Exercise Price	$ 1.98
Share price at acceptance date	$ 1.97
Expected share price volatility	57.65%
Expected life after factoring	5 years 10 months 24 days
Dividend yield	0.00%
Risk-free interest rate	0.45%
Series 41
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date		03-Sep-18
Exercise Price		$ 1.52
Share price at acceptance date		$ 1.52
Expected share price volatility		52.31%
Expected life after factoring		5 years 9 months 18 days
Dividend yield		0.00%
Risk-free interest rate		2.16%
Series 42
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date		21-Jun-18
Exercise Price		$ 1.56
Share price at acceptance date		$ 1.56
Expected share price volatility		52.40%
Expected life after factoring		5 years 9 months 18 days
Dividend yield		0.00%
Risk-free interest rate		2.36%
Series 43
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date		24-Oct-18
Exercise Price		$ 1.87
Share price at acceptance date		$ 1.70
Expected share price volatility		52.78%
Expected life after factoring		5 years 9 months 18 days
Dividend yield		0.00%
Risk-free interest rate		2.27%
Series 44
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date		17-Jan-19
Exercise Price		$ 1.72
Share price at acceptance date		$ 1.59
Expected share price volatility		54.40%
Expected life after factoring		5 years 10 months 24 days
Dividend yield		0.00%
Risk-free interest rate		1.91%
Series 45
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date		20-Dec-18
Exercise Price		$ 1.33
Share price at acceptance date		$ 1.33
Expected share price volatility		54.11%
Expected life after factoring		5 years 10 months 24 days
Dividend yield		0.00%
Risk-free interest rate		2.01%
Series 46
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date		07-Jun-19
Exercise Price		$ 1.45
Share price at acceptance date		$ 1.33
Expected share price volatility		53.92%
Expected life after factoring		5 years 9 months 18 days
Dividend yield		0.00%
Risk-free interest rate		1.14%
Series 47
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date		04-Jun-19
Exercise Price		$ 1.45
Share price at acceptance date		$ 1.33
Expected share price volatility		53.95%
Expected life after factoring		5 years 9 months 18 days
Dividend yield		0.00%
Risk-free interest rate		1.19%
Series 37
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date			14-Jul-17
Exercise Price			$ 2.23
Share price at acceptance date			$ 2.02
Expected share price volatility			52.21%
Expected life after factoring			5 years 9 months 18 days
Dividend yield			0.00%
Risk-free interest rate			2.22%
Series 38
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date			02-Oct-17
Exercise Price			$ 1.54
Share price at acceptance date			$ 1.37
Expected share price volatility			52.04%
Expected life after factoring			5 years 9 months 18 days
Dividend yield			0.00%
Risk-free interest rate			2.41%
Series 38a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date			14-Dec-17
Exercise Price			$ 1.40
Share price at acceptance date			$ 1.37
Expected share price volatility			52.56%
Expected life after factoring			5 years 9 months 18 days
Dividend yield			0.00%
Risk-free interest rate			2.27%
Series 39
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date			06-Nov-17
Exercise Price			$ 1.94
Share price at acceptance date			$ 1.34
Expected share price volatility			52.49%
Expected life after factoring			5 years 10 months 24 days
Dividend yield			0.00%
Risk-free interest rate			2.16%
Series 39a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date			06-Nov-17
Exercise Price			$ 1.76
Share price at acceptance date			$ 1.34
Expected share price volatility			52.49%
Expected life after factoring			5 years 10 months 24 days
Dividend yield			0.00%
Risk-free interest rate			2.16%
Series 40
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date			08-Feb-18
Exercise Price			$ 1.41
Share price at acceptance date			$ 1.32
Expected share price volatility			52.35%
Expected life after factoring			5 years 9 months 18 days
Dividend yield			0.00%
Risk-free interest rate			2.43%
Series 40a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date			08-Feb-18
Exercise Price			$ 1.28
Share price at acceptance date			$ 1.32
Expected share price volatility			52.35%
Expected life after factoring			5 years 9 months 18 days
Dividend yield			0.00%
Risk-free interest rate			2.43%